Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 261,885	$ 197,814
Total cash and due from banks - cash and cash equivalents	261,885	197,814
Investment securities:
Held to maturity (Market value of $2,450 on December 31, 2011 and $2,450 on December 31, 2010)	2,450	2,450
Available for sale (Amortized cost of $5,082,095 on December 31, 2011 and $5,041,847 on December 31, 2010)	5,213,915	5,086,457
Total investment securities	5,216,365	5,088,907
Loans	5,053,475	5,410,003
Less allowance for probable loan losses	(84,192)	(84,482)
Net loans	4,969,283	5,325,521
Bank premises and equipment, net	453,050	468,950
Accrued interest receivable	32,002	35,660
Other investments	351,209	360,955
Identified intangible assets, net	12,190	17,309
Goodwill, net	282,532	282,532
Other assets	161,133	165,821
Total assets	11,739,649	11,943,469
Deposits:
Demand-non-interest bearing	1,927,018	1,639,076
Savings and interest bearing demand	2,707,693	2,522,842
Time	3,311,381	3,437,640
Total deposits	7,946,092	7,599,558
Securities sold under repurchase agreements	1,348,629	1,433,270
Other borrowed funds	494,161	1,026,780
Junior subordinated deferrable interest debentures	190,726	201,117
Other liabilities	159,876	223,527
Total liabilities	10,139,484	10,484,252
Commitments, Contingent Liabilities and Other Matters (Note 17)
Shareholders' equity:
Series A cumulative perpetual preferred shares, $.01 par value, $1,000 per share liquidation value. Authorized 25,000,000 shares; issued 216,000 shares on December 31, 2011, net of discount of $5,452 and 216,000 shares on December 31, 2010 net of discount of $7,932	210,548	208,068
Common shares of $1.00 par value. Authorized 275,000,000 shares; issued 95,719,652 shares on December 31, 2011 and 95,711,285 shares on December 31, 2010	95,720	95,711
Surplus	162,767	162,276
Retained earnings	1,302,964	1,214,743
Accumulated other comprehensive income (including $(6,889) and $(6,870) of comprehensive loss related to other-than-temporary impairment for non-credit related issues)	84,959	28,777
Total shareholders' equity before treasury stock	1,856,958	1,709,575
Less cost of shares in treasury, 28,441,714 shares on December 31, 2011 and 28,016,059 shares on December 31, 2010	(256,793)	(250,358)
Total shareholders' equity	1,600,165	1,459,217
Total liabilities and shareholders' equity	$ 11,739,649	$ 11,943,469